Stockholders’ Equity (Details) - Schedule of Common Stock Issuable Upon Exercise of Warrants Outstanding - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Stockholders’ Equity (Details) - Schedule of Common Stock Issuable Upon Exercise of Warrants Outstanding [Line Items]
Number of Warrants	359,125	405,375
Number of Warrants Exercised		46,250
Number of Warrants Exercisable	309,125	309,125
Public Warrants [Member]
Stockholders’ Equity (Details) - Schedule of Common Stock Issuable Upon Exercise of Warrants Outstanding [Line Items]
Number of Warrants	71,875	71,875
Number of Warrants Exercised
Number of Warrants Exercisable	71,875	71,875
Exercise Price (in Dollars per share)	$ 460	$ 460
Expiration Date	Mar. 19, 2026	Mar. 19, 2026
Private Warrants [Member]
Stockholders’ Equity (Details) - Schedule of Common Stock Issuable Upon Exercise of Warrants Outstanding [Line Items]
Number of Warrants	3,406	3,406
Number of Warrants Exercised
Number of Warrants Exercisable	3,406	3,406
Exercise Price (in Dollars per share)	$ 460	$ 460
Expiration Date	Mar. 19, 2026	Mar. 19, 2026
PIPE Warrants [Member]
Stockholders’ Equity (Details) - Schedule of Common Stock Issuable Upon Exercise of Warrants Outstanding [Line Items]
Number of Warrants	33,844	33,844
Number of Warrants Exercised
Number of Warrants Exercisable	33,844	33,844
Exercise Price (in Dollars per share)	$ 460	$ 460
Expiration Date	Mar. 19, 2026	Mar. 19, 2026
Stonepeak/Evolve Warrants, Series B [Member]
Stockholders’ Equity (Details) - Schedule of Common Stock Issuable Upon Exercise of Warrants Outstanding [Line Items]
Number of Warrants	50,000	50,000
Number of Warrants Exercised
Number of Warrants Exercisable	50,000	50,000
Exercise Price (in Dollars per share)	$ 400	$ 400
Expiration Date	May 17, 2031	May 17, 2031
Stonepeak/Evolve Warrants, Series C [Member]
Stockholders’ Equity (Details) - Schedule of Common Stock Issuable Upon Exercise of Warrants Outstanding [Line Items]
Number of Warrants	25,000	25,000
Number of Warrants Exercised
Number of Warrants Exercisable	12,500	12,500
Exercise Price (in Dollars per share)	$ 600	$ 600
Expiration Date	May 17, 2031	May 17, 2031
Stonepeak/Evolve Warrants, Series D [Member]
Stockholders’ Equity (Details) - Schedule of Common Stock Issuable Upon Exercise of Warrants Outstanding [Line Items]
Number of Warrants	25,000	25,000
Number of Warrants Exercised
Number of Warrants Exercisable	12,500	12,500
Exercise Price (in Dollars per share)	$ 800	$ 800
Expiration Date	May 17, 2031	May 17, 2031
Stonepeak/Evolve Warrants, Series E [Member]
Stockholders’ Equity (Details) - Schedule of Common Stock Issuable Upon Exercise of Warrants Outstanding [Line Items]
Number of Warrants	25,000	25,000
Number of Warrants Exercised
Number of Warrants Exercisable	12,500	12,500
Exercise Price (in Dollars per share)	$ 1,200	$ 1,200
Expiration Date	May 17, 2031	May 17, 2031
Stonepeak/Evolve Warrants, Series F [Member]
Stockholders’ Equity (Details) - Schedule of Common Stock Issuable Upon Exercise of Warrants Outstanding [Line Items]
Number of Warrants	25,000	25,000
Number of Warrants Exercised
Number of Warrants Exercisable	12,500	12,500
Exercise Price (in Dollars per share)	$ 1,600	$ 1,600
Expiration Date	May 17, 2031	May 17, 2031
Institutional/Accredited Investor Pre-Funded Warrants [Member]
Stockholders’ Equity (Details) - Schedule of Common Stock Issuable Upon Exercise of Warrants Outstanding [Line Items]
Number of Warrants		46,250
Number of Warrants Exercised		46,250
Number of Warrants Exercisable
Exercise Price (in Dollars per share)		$ 0.004
Expiration Date
Institutional/Accredited Investor Warrants [Member]
Stockholders’ Equity (Details) - Schedule of Common Stock Issuable Upon Exercise of Warrants Outstanding [Line Items]
Number of Warrants	100,000	100,000
Number of Warrants Exercised
Number of Warrants Exercisable	100,000	100,000
Exercise Price (in Dollars per share)	$ 150	$ 150
Expiration Date	Jul. 29, 2027	Jan. 29, 2028